Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of earning per shares

	For the Years Ended December 31,
	2020	2019
Net (loss) income	$(2,096,495)	$1,771,836
Less: Income attributable to Class A common stock	(373,819)	(2,598,143)
Adjusted net loss attributable to Class B common stock	$(2,470,314)	$(826,307)

Weighted average shares outstanding of Class A common stock	14,006,380	15,525,000
Basic and diluted net income per share, Class A	$0.03	$0.17
Weighted average shares outstanding of Class B common stock	3,881,250	3,881,250
Basic and diluted net loss per share, Class B	$(0.64)	$(0.21)